Equity Transactions (Details Narrative) (USD $)	3 Months Ended		12 Months Ended	44 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Mar. 31, 2014	Mar. 31, 2014	Mar. 10, 2014	Dec. 31, 2013	Dec. 11, 2013	Oct. 29, 2013	Sep. 06, 2013	Sep. 05, 2013	Jul. 18, 2013	Mar. 31, 2013
Common Stock, Shares Authorized	37,503,000,000	37,503,000,000	37,503,000,000	37,503,000,000		37,503,000,000			37,503,000,000	90,000,000		37,503,000,000
Common Stock, Par Value	$ 0.001	$ 0.001	$ 0.001	$ 0.001		$ 0.001			$ 0.001	$ 0.001		$ 0.001
Preferred Stock, Shares Authorized	10,000,000	10,000,000	10,000,000	10,000,000		10,000,000						10,000,000
Preferred Stock, Par Value	$ 0.001	$ 0.001	$ 0.001	$ 0.001		$ 0.001						$ 0.001
Designation of Preferred Stock											6,000,000
Issuance of common stock for cash, shares				1,093,837,500
Issuance of common stock for cash, amount				$ 52,500
Common Stock, Issued	419,463,772	1,093,837,500	414,411,438	414,411,438	83,334	413,828,104	250,000	250,000		993,108		1,093,837,500
Preferred Stock, Issued	6,000,000	0	6,000,000	6,000,000		6,000,000						0
Date of Agreement	2014-05-07		2014-03-20
Stock split ratio	416.7	416.71	416.71
Common Stock, post split									60,000,000
Common Stock, options									41,000,000
Common Stock, exercise price					$ 0.30		$ 0.30	$ 0.30	$ 0.02
Issuance of warrants, shares					833,334		250,000	250,000
Issuance of warrants, per share					$ 0.50		$ 0.50	$ 0.50
Options granted, number of shares	4,250,000		47,503,280
Sale Agmt
Shares agreed to cancel			262,521,000
Shares returned to treasury			500,255,434
Date of Agreement			2013-07-19
Asset Assign Agmt
Date of Agreement			2013-07-18
Common Stock, shares issued			82,767,038
Series A Preferred Stock, shares issued			6,000,000
Series A Preferred Stock, value			$ 123,973